Note J - Commitments and Contingent Liabilities (Details) - Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note J - Commitments and Contingent Liabilities (Details) - Commitments [Line Items]
Standby letters of credit	$ 6,257	$ 5,959
Fixed Rate Commitments [Member]
Note J - Commitments and Contingent Liabilities (Details) - Commitments [Line Items]
Commitments	237	678
Variable Rate Commitments [Member]
Note J - Commitments and Contingent Liabilities (Details) - Commitments [Line Items]
Commitments	$ 60,971	$ 50,488